Stock Options - Assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Expected life of options	9 years 5 days
Stock options [Member]
Expected dividend rate		0.00%
Stock options [Member] | Minimum [Member]
Exercise price per share		$ 2.72
Risk free interest rate		150.00%
Expected life of options		7 years
Expected volatility of underlying stock		237.40%
Stock options [Member] | Maximum[Member]
Exercise price per share		$ 2.96
Risk free interest rate		204.00%
Expected life of options		10 years
Expected volatility of underlying stock		270.20%